STOCKHOLDERS' EQUITY (Details 3) - Equity Incentives Plan Two [Member] - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Number of Options, Outstanding (in Shares)	98,299	70,091
Number of Options, Granted (in Shares)	10,760	33,417
Number of Options, Exercised (in Shares)	0	0
Number of Options, Forfeited or Expired (in Shares)	(13,178)	(5,209)
Number of Options, Outstanding (in Shares)	95,881	98,299
Number of Options, Exercisable (in Shares)	65,614	57,127
Weighted Average Exercise Price Outstanding	$ 280.50	$ 381.50
Weighted Average Exercise Price, Granted	14.20	24.30
Weighted Average Exercise Price, Exercised	0	0
Weighted Average Exercise Price, Forfeited or Expired	158.70	131.60
Weighted Average Exercise Price, Outstanding	266.80	280.50
Weighted Average Exercise Price, Exercisable	$ 376.00	$ 447.90